Improvements to Concession Assets - Summary of the Net Amounts of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets	$ 11,079,211	$ 11,281,378	$ 8,600,742
Construction in-progress	2,684,629	782,005	2,382,118
Total amounts	$ 13,763,840	$ 12,063,383	$ 10,982,860